Derivatives	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

Note 16: Derivatives
We use derivatives to manage exposure to market risk, including interest rate risk, credit risk and foreign currency risk, and to assist customers with their risk management objectives. We designate certain derivatives as hedging instruments in qualifying hedge accounting relationships (fair value or cash flow hedges). Our remaining derivatives consist of economic hedges that do not qualify for hedge accounting and derivatives held for customer accommodation trading or other purposes.

Risk Management Derivatives
Our asset/liability management approach to interest rate, foreign currency and certain other risks includes the use of derivatives, which are typically designated as fair value or cash flow hedges, or economic hedges. We use derivatives to help minimize significant, unplanned fluctuations in earnings, fair values of assets and liabilities, and cash flows caused by interest rate, foreign currency and other market risk volatility. This approach involves modifying the repricing characteristics of certain assets and liabilities so that changes in interest rates, foreign currency and other exposures, which may cause the hedged assets and liabilities to gain or lose fair value, do not have a significant adverse effect on the net interest margin, cash flows and earnings. In a fair value or economic hedge, the effect of change in fair value will generally be offset by the unrealized gain or loss on the derivatives linked to the hedged assets and liabilities. In a cash flow hedge, where we manage the variability of cash payments due to interest rate or foreign currency fluctuations by the effective use of derivatives linked to hedged assets and liabilities, the hedged asset or liability is not adjusted and the unrealized gain or loss on the derivative is recorded in other comprehensive income.
Customer Accommodation Trading
We also use various derivatives, including interest rate, commodity, equity, credit and foreign exchange contracts, as an accommodation to our customers as part of our trading businesses. These derivative transactions, which involve engaging in market-making activities or acting as an intermediary, are conducted in an effort to help customers manage their market risks. We usually offset our exposure from such derivatives by entering into other financial contracts, such as separate derivative or security transactions. These customer accommodations and any offsetting derivatives are treated as customer accommodation trading and other derivatives in our disclosures. Additionally, embedded derivatives that are required to be accounted for separately from their host contracts are included in the customer accommodation trading and other derivatives disclosures, as applicable.
We mention derivative instruments within several other Notes in this Report. For more information on Derivatives, refer to the following areas:
•Note 1: Summary of Significant Accounting Policies
•Note 2: Trading Activities
•Note 6: Equity Securities
•Note 8: Securitizations and Variable Interest Entities
•Note 9: Mortgage Banking Activities
•Note 12: Long-Term Debt
•Note 13: Guarantees and Other Commitments
•Note 14: Pledged Assets and Collateral
•Note 17: Fair Values of Assets and Liabilities
•Note 25: Other Comprehensive Income
•Note 27: Parent-Only Financial Statements
Table 16.1 presents the total notional or contractual amounts and fair values for our derivatives. Derivative transactions can be measured in terms of the notional amount, but this amount is not recorded on our consolidated balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which interest and other payments are determined.

Table 16.1: Notional or Contractual Amounts and Fair Values of Derivatives

	December 31, 2020			December 31, 2019
	Notional or	Fair value		Notional or	Fair value
	contractual	Derivative	Derivative	contractual	Derivative	Derivative
(in millions)	amount	assets	liabilities	amount	assets	liabilities
Derivatives designated as hedging instruments
Interest rate contracts	$184,090	3,212	789	182,789	2,595	1,237
Foreign exchange contracts	47,331	1,381	607	32,386	341	1,170
Total derivatives designated as qualifying hedging instruments		4,593	1,396		2,936	2,407
Derivatives not designated as hedging instruments
Economic hedges:
Interest rate contracts	261,159	341	344	235,810	207	160
Equity contracts	25,997	1,363	490	19,263	1,126	224
Foreign exchange contracts	47,106	331	1,515	26,595	118	286
Credit contracts	73	31	—	1,400	27	—
Subtotal		2,066	2,349		1,478	670
Customer accommodation trading and other derivatives:
Interest rate contracts	7,947,941	32,510	25,169	11,117,542	21,245	17,969
Commodity contracts	65,790	2,036	1,543	79,737	1,421	1,770
Equity contracts	280,195	17,522	21,516	272,145	7,410	10,240
Foreign exchange contracts	412,879	6,891	6,034	364,469	4,755	4,791
Credit contracts	34,329	64	58	36,245	81	83
Subtotal		59,023	54,320		34,912	34,853
Total derivatives not designated as hedging instruments		61,089	56,669		36,390	35,523
Total derivatives before netting		65,682	58,065		39,326	37,930
Netting		(39,836)	(41,556)		(25,123)	(28,851)
Total		$25,846	16,509		14,203	9,079
Table 16.2 provides information on the gross fair values of derivative assets and liabilities, the balance sheet netting adjustments and the resulting net fair value amount recorded on our consolidated balance sheet, as well as the non-cash collateral associated with such arrangements. We execute substantially all of our derivative transactions under master netting arrangements and reflect all derivative balances and related cash collateral subject to enforceable master netting arrangements on a net basis within the consolidated balance sheet. The “Gross amounts recognized” column in the following table includes $54.6 billion and $50.1 billion of gross derivative assets and liabilities, respectively, at December 31, 2020, and $33.7 billion and $33.5 billion, respectively, at December 31, 2019, with counterparties subject to enforceable master netting arrangements that are eligible for balance sheet netting adjustments. The majority of these amounts are interest rate contracts executed in over-the-counter (OTC) markets. The remaining gross derivative assets and liabilities of $11.1 billion and $8.0 billion, respectively, at December 31, 2020, and $5.6 billion and $4.4 billion, respectively, at December 31, 2019, include those with counterparties subject to master netting arrangements for which we have not assessed the enforceability because they are with counterparties where we do not currently have positions to offset, those subject to master netting arrangements where we have not been able to confirm the enforceability and those not subject to master netting arrangements. As such, we do not net derivative balances or collateral within the consolidated balance sheet for these counterparties. Cash collateral receivables and payables that have not been offset against our derivatives were $1.8 billion and $984 million, respectively, at December 31, 2020, and $6.3 billion and $1.4 billion, respectively, at December 31, 2019.
We determine the balance sheet netting adjustments based on the terms specified within each master netting arrangement. We disclose the balance sheet netting amounts within the column titled “Gross amounts offset in consolidated balance sheet.” Balance sheet netting adjustments are determined at the counterparty level for which there may be multiple contract types. For disclosure purposes, we allocate these netting adjustments to the contract type for each counterparty proportionally based upon the “Gross amounts recognized” by counterparty. As a result, the net amounts disclosed by contract type may not represent the actual exposure upon settlement of the contracts.
We do not net non-cash collateral that we receive and pledge on our consolidated balance sheet. For disclosure purposes, we present the fair value of this non-cash collateral in the column titled “Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)” within the table. We determine and allocate the Disclosure-only netting amounts in the same manner as balance sheet netting amounts.
The “Net amounts” column within Table 16.2 represents the aggregate of our net exposure to each counterparty after considering the balance sheet and Disclosure-only netting adjustments. We manage derivative exposure by monitoring the credit risk associated with each counterparty using counterparty specific credit risk limits, using master netting arrangements and obtaining collateral. Derivative contracts executed in OTC markets include bilateral contractual arrangements that are not cleared through a central clearing organization but are typically subject to master netting arrangements. The proportion of these derivative contracts relative to our total derivative assets and liabilities are presented in the “Percent exchanged in over-the-counter market” column in Table 16.2. In addition to the netting amounts included in the table, we also have balance sheet netting related to resale and repurchase agreements that are disclosed within Note 14 (Pledged Assets and Collateral).

Table 16.2: Gross Fair Values of Derivative Assets and Liabilities

(in millions)	Gross amounts recognized	Gross amounts offset in consolidated balance sheet (1)	Net amounts in consolidated balance sheet	Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	Net amounts	Percent exchanged in over-the-counter market
December 31, 2020
Derivative assets
Interest rate contracts	$36,063	(21,968)	14,095	(1,274)	12,821	96%
Commodity contracts	2,036	(940)	1,096	(4)	1,092	84
Equity contracts	18,885	(10,968)	7,917	(737)	7,180	74
Foreign exchange contracts	8,603	(5,887)	2,716	(141)	2,575	100
Credit contracts	95	(73)	22	(1)	21	90
Total derivative assets	$65,682	(39,836)	25,846	(2,157)	23,689
Derivative liabilities
Interest rate contracts	$26,302	(21,934)	4,368	(2,219)	2,149	95%
Commodity contracts	1,543	(819)	724	—	724	69
Equity contracts	22,006	(12,283)	9,723	(837)	8,886	78
Foreign exchange contracts	8,156	(6,481)	1,675	(529)	1,146	100
Credit contracts	58	(39)	19	(3)	16	91
Total derivative liabilities	$58,065	(41,556)	16,509	(3,588)	12,921
December 31, 2019
Derivative assets
Interest rate contracts	$24,047	(14,878)	9,169	(445)	8,724	95%
Commodity contracts	1,421	(888)	533	(2)	531	80
Equity contracts	8,536	(5,570)	2,966	(69)	2,897	65
Foreign exchange contracts	5,214	(3,722)	1,492	(22)	1,470	100
Credit contracts	108	(65)	43	(1)	42	95
Total derivative assets	$39,326	(25,123)	14,203	(539)	13,664
Derivative liabilities
Interest rate contracts	$19,366	(16,595)	2,771	(545)	2,226	94%
Commodity contracts	1,770	(677)	1,093	(2)	1,091	82
Equity contracts	10,464	(6,647)	3,817	(319)	3,498	81
Foreign exchange contracts	6,247	(4,866)	1,381	(169)	1,212	100
Credit contracts	83	(66)	17	(3)	14	97
Total derivative liabilities	$37,930	(28,851)	9,079	(1,038)	8,041
(1)Represents amounts with counterparties subject to enforceable master netting arrangements that have been offset in the consolidated balance sheet, including related cash collateral and portfolio level counterparty valuation adjustments. Counterparty valuation adjustments related to derivative assets were $399 million and $231 million and debit valuation adjustments related to derivative liabilities were $201 million and $100 million as of December 31, 2020 and 2019, respectively. Cash collateral totaled $5.5 billion and $7.5 billion, netted against derivative assets and liabilities, respectively, at December 31, 2020, and $2.9 billion and $6.8 billion, respectively, at December 31, 2019.
Fair Value and Cash Flow Hedges
For fair value hedges, we use interest rate swaps to convert certain of our fixed-rate long-term debt and time certificates of deposit to floating rates to hedge our exposure to interest rate risk. We also enter into cross-currency swaps, cross-currency interest rate swaps and forward contracts to hedge our exposure to foreign currency risk and interest rate risk associated with the issuance of non-U.S. dollar denominated long-term debt. In addition, we use interest rate swaps, cross-currency swaps, cross-currency interest rate swaps and forward contracts to hedge against changes in fair value of certain investments in available-for-sale debt securities due to changes in interest rates, foreign currency rates, or both. For certain fair value hedges of foreign currency risk, changes in fair value of cross-currency swaps attributable to changes in cross-currency basis spreads are excluded from the assessment of hedge effectiveness and recorded in other comprehensive income. See Note 25 (Other Comprehensive Income) for the amounts recognized in other comprehensive income.
For cash flow hedges, we use interest rate swaps to hedge the variability in interest payments received on certain floating-
rate commercial loans and paid on certain floating-rate debt due to changes in the contractually specified interest rate. We also use cross-currency swaps to hedge variability in interest payments on fixed-rate foreign currency-denominated long-term debt due to changes in foreign exchange rates.
We estimate $140 million pre-tax of deferred net losses related to cash flow hedges in OCI at December 31, 2020, will be reclassified into net interest income during the next twelve months. The deferred losses expected to be reclassified into net interest income are predominantly related to discontinued hedges of floating rate loans. For cash flow hedges as of December 31, 2020, we are hedging our foreign currency exposure to the variability of future cash flows for all forecasted transactions for a maximum of 10 years. For additional information on our accounting hedges, see Note 1 (Summary of Significant Accounting Policies).
Table 16.3 and Table 16.4 show the net gains (losses) related to derivatives in fair value and cash flow hedging relationships, respectively.

Table 16.3: Gains (Losses) Recognized on Fair Value Hedging Relationships

	Net interest income			Noninterest income	Total recorded in net income	Total recorded in OCI
(in millions)	Debt securities	Deposits	Long-term debt	Other	Derivative gains (losses)	Derivative gains (losses)
Year Ended December 31, 2020
Total amounts presented in the consolidated statement of income and other comprehensive income	$11,234	(2,804)	(4,471)	2,044	N/A	198
Interest contracts
Amounts related to interest settlements on derivatives	(338)	503	1,704	—	1,869
Recognized on derivatives	(1,261)	161	6,691	—	5,591	—
Recognized on hedged items	1,317	(151)	(6,543)	—	(5,377)
Total gains (losses) (pre-tax) on interest rate contracts	(282)	513	1,852	—	2,083	—
Foreign exchange contracts
Amounts related to interest settlements on derivatives	52	—	(139)	—	(87)
Recognized on derivatives	(1)	—	261	1,591	1,851	(31)
Recognized on hedged items	2	—	(201)	(1,575)	(1,774)
Total gains (losses) (pre-tax) on foreign exchange contracts	53	—	(79)	16	(10)	(31)
Total gains (losses) (pre-tax) recognized on fair value hedges	$(229)	513	1,773	16	2,073	(31)

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	Net interest income			Noninterest income	Total recorded in net income	Total recorded in OCI
(in millions)	Debt securities	Deposits	Long-term debt	Other	Derivative gains (losses)	Derivative gains (losses)
Year ended December 31, 2019
Total amounts presented in the consolidated statement of income and other comprehensive income	$14,955	(8,635)	(7,350)	5,760	N/A	275
Interest contracts
Amounts related to interest settlements on derivatives	—	58	169	—	227
Recognized on derivatives	(2,082)	463	5,001	—	3,382	—
Recognized on hedged items	2,096	(442)	(4,910)	—	(3,256)
Total gains (losses) (pre-tax) on interest rate contracts	14	79	260	—	353	—
Foreign exchange contracts
Amounts related to interest settlements on derivatives	35	—	(483)	—	(448)
Recognized on derivatives	(5)	—	308	(358)	(55)	(3)
Recognized on hedged items	6	—	(289)	350	67
Total gains (losses) (pre-tax) on foreign exchange contracts	36	—	(464)	(8)	(436)	(3)
Total gains (losses) (pre-tax) recognized on fair value hedges	$50	79	(204)	(8)	(83)	(3)
Year ended December 31, 2018
Total amounts presented in the consolidated statement of income and other comprehensive income	$14,406	(5,622)	(6,703)	5,386	N/A	(238)
Interest contracts
Amounts related to interest settlements on derivatives	(187)	(41)	292	—	64
Recognized on derivatives	845	27	(1,923)	—	(1,051)	—
Recognized on hedged items	(877)	(33)	1,843	—	933
Total gains (losses) (pre-tax) on interest rate contracts	(219)	(47)	212	—	(54)	—
Foreign exchange contracts
Amounts related to interest settlements on derivatives	33	—	(434)	—	(401)
Recognized on derivatives	7	—	135	(1,204)	(1,062)	(254)
Recognized on hedged items	(1)	—	(82)	1,114	1,031
Total gains (losses) (pre-tax) on foreign exchange contracts	39	—	(381)	(90)	(432)	(254)
Total gains (losses) (pre-tax) recognized on fair value hedges	$(180)	(47)	(169)	(90)	(486)	(254)
Table 16.4: Gains (Losses) Recognized on Cash Flow Hedging Relationships

	Net interest income		Total recorded in net income	Total recorded in OCI
(in millions)	Loans	Long-term debt	Derivative gains (losses)	Derivative gains (losses)
Year Ended December 31, 2020
Total amounts presented in the consolidated statement of income and other comprehensive income	$34,109	(4,471)	N/A	198
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(215)	4	(211)	211
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	—
Total gains (losses) (pre-tax) on interest rate contracts	(215)	4	(211)	211
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	(8)	(8)	8
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	10
Total gains (losses) (pre-tax) on foreign exchange contracts	—	(8)	(8)	18
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(215)	(4)	(219)	229
Year ended December 31, 2019
Total amounts presented in the consolidated statement of income and other comprehensive income	$44,146	(7,350)	N/A	275
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(291)	1	(290)	290
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	—
Total gains (losses) (pre-tax) on interest rate contracts	(291)	1	(290)	290
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	(9)	(9)	9
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	(21)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	(9)	(9)	(12)
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(291)	(8)	(299)	278
Year ended December 31, 2018
Total amounts presented in the consolidated statement of income and other comprehensive income	$43,974	(6,703)	N/A	(238)
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(292)	1	(291)	291
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	(266)
Total gains (losses) (pre-tax) on interest rate contracts	(292)	1	(291)	25
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	(3)	(3)	3
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	(12)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	(3)	(3)	(9)
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(292)	(2)	(294)	16
Table 16.5 shows the carrying amount and associated cumulative basis adjustment related to the application of hedge accounting that is included in the carrying amount of hedged assets and liabilities in fair value hedging relationships.

Table 16.5: Hedged Items in Fair Value Hedging Relationship

	Hedged Items Currently Designated		Hedged Items No Longer Designated (1)
(in millions)	Carrying Amount of Assets/(Liabilities) (2)(4)	Hedge Accounting Basis Adjustment Assets/(Liabilities) (3)	Carrying Amount of Assets/(Liabilities) (4)	Hedge Accounting Basis Adjustment Assets/(Liabilities)
December 31, 2020
Available-for-sale debt securities (5)	$29,538	827	17,091	1,111
Deposits	(22,384)	(477)	—	—
Long-term debt	(156,907)	(12,466)	(14,468)	31
December 31, 2019
Available-for-sale debt securities (5)	$36,896	1,110	9,486	278
Deposits	(43,716)	(324)	—	—
Long-term debt	(127,423)	(5,827)	(25,750)	173
(1)Represents hedged items no longer designated in qualifying fair value hedging relationships for which an associated basis adjustment exists at the balance sheet date.
(2)Does not include the carrying amount of hedged items where only foreign currency risk is the designated hedged risk. The carrying amount excluded for debt securities is $17.6 billion and for long-term debt is $(4.7) billion as of December 31, 2020, and $1.2 billion for debt securities and $(5.2) billion for long-term debt as of December 31, 2019.
(3)The balance includes $205 million and $130 million of debt securities and long-term debt cumulative basis adjustments as of December 31, 2020, respectively, and $790 million and $109 million of debt securities and long-term debt cumulative basis adjustments as of December 31, 2019, respectively, on terminated hedges whereby the hedged items have subsequently been re-designated into existing hedges.
(4)Represents the full carrying amount of the hedged asset or liability item as of the balance sheet date, except for circumstances in which only a portion of the asset or liability was designated as the hedged item in which case only the portion designated is presented.
(5)Carrying amount represents the amortized cost.
Derivatives Not Designated as Hedging Instruments
Derivatives not designated as hedging instruments include economic hedges and derivatives entered into for customer accommodation trading purposes.
We use economic hedge derivatives to manage our exposure to interest rate risk, equity price risk, foreign currency risk, and credit risk. We also use economic hedge derivatives to mitigate the periodic earnings volatility caused by mismatches between the changes in fair value of the hedged item and hedging instrument recognized on our fair value accounting hedges. In second quarter 2020, we entered into arrangements to transition the economic hedges of our deferred compensation plan liabilities from equity securities to derivative instruments. Changes in the fair values of derivatives used to economically hedge the deferred compensation plan are reported in personnel expense.

Mortgage Banking Activities
We use economic hedge derivatives in our mortgage banking business to hedge the risk of changes in the fair value of (1) certain residential MSRs measured at fair value, (2) residential mortgage LHFS, (3) derivative loan commitments, and (4) other interests held. The types of derivatives used include swaps, swaptions, constant maturity mortgages, forwards, Eurodollar and Treasury futures and options contracts. Loan commitments for mortgage loans that we intend to sell are considered derivatives. Residential MSRs, derivative loan commitments, certain residential mortgage LHFS, and our economic hedge derivatives are carried at fair value with changes in fair value included in mortgage banking noninterest income. See Note 9 (Mortgage Banking Activities) for additional information on this economic hedging activity and mortgage banking income.
Customer Accommodation Trading and Other
For customer accommodation trading purposes, we use swaps, futures, forwards, spots and options to assist our customers in managing their own risks, including interest rate, commodity, equity, foreign exchange, and credit contracts. These derivatives are not linked to specific assets and liabilities on the consolidated balance sheet or to forecasted transactions in an accounting hedge relationship and, therefore, do not qualify for hedge accounting. We also enter into derivatives for risk management that do not otherwise qualify for hedge accounting. They are carried at fair value with changes in fair value recorded in noninterest income.
Customer accommodation trading and other derivatives also include embedded derivatives that are required to be accounted for separately from their host contract. We periodically issue hybrid long-term notes and CDs where the performance of the hybrid instrument note is linked to an equity, commodity or currency index, or basket of such indices. These notes contain explicit terms that affect some or all of the cash flows or the value of the note in a manner similar to a derivative instrument and therefore are considered to contain an “embedded” derivative instrument. The indices on which the performance of the hybrid instrument is calculated are not clearly and closely related to the host debt instrument. The “embedded” derivative is separated from the host contract and accounted for as a derivative. Additionally, we may invest in hybrid instruments that contain embedded derivatives, such as credit derivatives, that are not clearly and closely related to the host contract. In such instances, we either elect fair value option for the hybrid instrument or separate the embedded derivative from the host contract and account for the host contract and derivative separately.
Table 16.6 shows the net gains (losses), recognized by income statement lines, related to derivatives not designated as hedging instruments.

Table 16.6: Gains (Losses) on Derivatives Not Designated as Hedging Instruments

	Noninterest income				Noninterest expense
(in millions)	Mortgage banking	Net gains on trading and securities	Other	Total	Personnel expense
Year ended December 31, 2020
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$2,787	—	(93)	2,694	—
Equity contracts	—	(1,167)	(25)	(1,192)	(778)
Foreign exchange contracts	—	—	(455)	(455)	—
Credit contracts	—	—	14	14	—
Subtotal	2,787	(1,167)	(559)	1,061	(778)
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	1,964	(1,021)	—	943	—
Commodity contracts	—	446	—	446	—
Equity contracts	—	(436)	(334)	(770)	—
Foreign exchange contracts	—	89	—	89	—
Credit contracts	—	(1)	—	(1)	—
Subtotal	1,964	(923)	(334)	707	—
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$4,751	(2,090)	(893)	1,768	(778)

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	Noninterest income
(in millions)	Mortgage banking	Net gains on trading and securities	Other	Total
Year ended December 31, 2019
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$2,177	—	1	2,178
Equity contracts	—	(2,120)	(2)	(2,122)
Foreign exchange contracts	—	—	(77)	(77)
Credit contracts	—	—	(5)	(5)
Subtotal	2,177	(2,120)	(83)	(26)
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	418	(95)	—	323
Commodity contracts	—	164	—	164
Equity contracts	—	(4,863)	(484)	(5,347)
Foreign exchange contracts	—	47	—	47
Credit contracts	—	(120)	—	(120)
Subtotal	418	(4,867)	(484)	(4,933)
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$2,595	(6,987)	(567)	(4,959)
Year ended December 31, 2018
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$(215)	—	(15)	(230)
Equity contracts	—	(408)	4	(404)
Foreign exchange contracts	—	—	669	669
Credit contracts	—	—	—	—
Subtotal	(215)	(408)	658	35
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	(352)	446	—	94
Commodity contracts	—	83	—	83
Equity contracts	—	4,499	(403)	4,096
Foreign exchange contracts	—	638	—	638
Credit contracts	—	1	—	1
Subtotal	(352)	5,667	(403)	4,912
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$(567)	5,259	255	4,947
(1)Mortgage banking amounts for the years ended December 31, 2020, 2019 and 2018, are comprised of gains (losses) of $4.6 billion, $2.3 billion and $(1.1) billion, respectively, related to derivatives used as economic hedges of MSRs measured at fair value offset by gains (losses) of $(1.8) billion, $(141) million and $857 million, respectively, related to derivatives used as economic hedges of mortgage loans held for sale and derivative loan commitments.

Credit Derivatives
Credit derivative contracts are arrangements whose value is derived from the transfer of credit risk of a reference asset or entity from one party (the purchaser of credit protection) to another party (the seller of credit protection). We use credit derivatives to assist customers with their risk management objectives. We may also use credit derivatives in structured product transactions or liquidity agreements written to special purpose vehicles. The maximum exposure of sold credit derivatives is managed through posted collateral, purchased credit derivatives and similar products in order to achieve our desired credit risk profile. This credit risk management provides an ability to recover a significant portion of any amounts that would be paid under sold credit derivatives. We would be required to perform under the sold credit derivatives in the event of default by the referenced obligors. Events of default include events such as bankruptcy, capital restructuring or lack of principal and/or interest payment. In certain cases, other triggers may exist, such as the credit downgrade of the referenced obligors or the inability of the special purpose vehicle for which we have provided liquidity to obtain funding.
Table 16.7 provides details of sold and purchased credit derivatives.
Table 16.7: Sold and Purchased Credit Derivatives

			Notional amount
(in millions)	Fair value asset	Fair value liability	Protection sold (A)	Protection sold – non-investment grade	Protection purchased with identical underlyings (B)	Net protection sold (A)-(B)	Other protection purchased	Range of maturities
December 31, 2020
Credit default swaps on:
Corporate bonds	$7	2	3,767	971	2,709	1,058	3,012	2021- 2029
Structured products	—	5	20	20	19	1	84	2034 - 2047
Credit protection on:
Default swap index	—	—	1,582	731	559	1,023	3,925	2021 - 2030
Commercial mortgage-backed securities index	3	21	297	42	272	25	75	2047 - 2072
Asset-backed securities index	—	7	41	41	40	1	1	2045 - 2046
Other	—	4	6,378	6,262	—	6,378	11,621	2021 - 2040
Total credit derivatives	$10	39	12,085	8,067	3,599	8,486	18,718
December 31, 2019
Credit default swaps on:
Corporate bonds	$8	1	2,855	707	1,885	970	2,447	2020 - 2029
Structured products	—	25	74	69	63	11	111	2022- 2047
Credit protection on:
Default swap index	1	—	2,542	120	550	1,992	8,105	2020 - 2029
Commercial mortgage-backed securities index	3	26	322	67	296	26	50	2047 - 2058
Asset-backed securities index	—	8	41	41	41	—	1	2045 - 2046
Other	—	5	6,381	5,738	—	6,381	11,881	2020 - 2049
Total credit derivatives	$12	65	12,215	6,742	2,835	9,380	22,595

Protection sold represents the estimated maximum exposure to loss that would be incurred under an assumed hypothetical circumstance, where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. We believe this hypothetical circumstance to be an extremely remote possibility and accordingly, this required disclosure is not an indication of expected loss. The amounts under non-investment grade represent the notional amounts of those credit derivatives on which we have a higher risk of being required to perform under the terms of the credit derivative and are a function of the underlying assets.
We consider the risk of performance to be high if the underlying assets under the credit derivative have an external rating that is below investment grade or an internal credit default grade that is equivalent thereto. We believe the net protection sold, which is representative of the net notional amount of protection sold and purchased with identical underlyings, in combination with other protection purchased, is more representative of our exposure to loss than either non-investment grade or protection sold. Other protection purchased represents additional protection, which may offset the exposure to loss for protection sold, that was not purchased with an identical underlying of the protection sold.
Credit-Risk Contingent Features
Certain of our derivative contracts contain provisions whereby if the credit rating of our debt were to be downgraded by certain major credit rating agencies, the counterparty could demand additional collateral or require termination or replacement of derivative instruments in a net liability position. Table 16.8 illustrates our exposure to OTC bilateral derivative contracts with credit-risk contingent features, collateral we have posted, and the additional collateral we would be required to post if the credit rating of our debt was downgraded below investment grade.

Table 16.8: Credit-Risk Contingent Features

(in billions)	Dec 31, 2020	Dec 31, 2019
Net derivative liabilities with credit-risk contingent features	$10.5	10.4
Collateral posted	9.0	9.1
Additional collateral to be posted upon a below investment grade credit rating (1)	1.5	1.3
(1)Any credit rating below investment grade requires us to post the maximum amount of collateral.